Related Parties - Disclosure of Related Party Transactions by Financial Statement Line Item (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income statements [abstract]
Finance costs	$ (8,036)	$ (5,510)
Cash generated from operating activities
Interest received	2,735	20,407
Interest paid	(276,392)	(316,778)
Cash flows from investing activities
Receivable from related party: amounts withdrawn	0	511,284
Balance Sheets
Trade and other receivables	39	852
Trade and other payables	(54,153)	(65,552)
Rio Tinto [member]
Income statements [abstract]
Cost recoveries - Turquoise Hill	1,151	2,803
Management services payment	(29,706)	(28,305)
Cost recoveries - Rio Tinto	(66,362)	(38,213)
Cash and cash equivalents		2,329
Receivable from Rio Tinto		2,123
Income (loss) from transactions with related party	(204,232)	(169,317)
Cash generated from operating activities
Interest received		9,848
Interest paid	(107,896)	(107,948)
Cash flows from investing activities
Receivable from related party: amounts withdrawn		511,284
Expenditures on property, plant and equipment:
Management services payment and cost recoveries - Rio Tinto	(37,302)	75,470
Balance Sheets
Trade and other receivables	39	852
Prepaid expenses and other assets	81,725	83,144
Total	27,611	18,444
Rio Tinto [member] | Completion Support Fee [member]
Income statements [abstract]
Finance costs	(109,315)	(110,054)
Rio Tinto [member] | Management Services [member]
Balance Sheets
Trade and other payables	(14,584)	(13,137)
Rio Tinto [member] | Cost recoveries [member]
Balance Sheets
Trade and other payables	$ (39,569)	$ (52,415)